FINANCIAL INSTRUMENTS - Changes in Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance, beginning of year	$ 641
Balance, end of year	659	$ 641
Trade receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance, beginning of year	641	254
Additions	296	1,095
Recoveries	(226)	(397)
Write-offs	(38)	(300)
Foreign exchange	(14)	(11)
Balance, end of year	$ 659	$ 641